Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Components	$ 9,155	$ 8,047
Work in process	6,791	5,179
Finished products (including systems at customer locations not yet sold)	6,125	4,882
Total inventories	22,071	18,108
Current assets	20,681	16,647	[1]
Long-term assets	$ 1,390	$ 1,461	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.